Schedule of investments
Macquarie VIP Corporate Bond Series
March 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 =, •	3,288	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 97.66%
Banking — 21.74%
Bank of America
5.518% 10/25/35 μ	4,213,000	4,135,397
5.819% 9/15/29 μ	9,385,000	9,727,649
6.204% 11/10/28 μ	345,000	358,627
Bank of New York Mellon
4.70% 9/20/25 μ, ψ	4,260,000	4,244,852
4.942% 2/11/31 μ	1,830,000	1,846,650
6.30% 3/20/30 μ, ψ	1,545,000	1,587,369

Barclays 9.625% 12/15/29 μ, ψ	2,890,000	3,177,124
Citigroup
5.612% 3/4/56 μ	1,455,000	1,422,236
6.02% 1/24/36 μ	5,380,000	5,433,440

Citizens Financial Group 5.253% 3/5/31 μ	3,150,000	3,167,637
Deutsche Bank
6.72% 1/18/29 μ	660,000	691,035
6.819% 11/20/29 μ	2,351,000	2,493,761
7.146% 7/13/27 μ	2,185,000	2,246,604

First Citizens BancShares 6.254% 3/12/40 μ	3,085,000	3,034,846
Goldman Sachs Group
5.049% 7/23/30 μ	2,940,000	2,965,012
5.734% 1/28/56 μ	1,945,000	1,938,727
6.484% 10/24/29 μ	2,880,000	3,042,844
7.50% 5/10/29 μ, ψ	2,285,000	2,402,394
JPMorgan Chase & Co.
5.14% 1/24/31 μ	1,355,000	1,376,423
5.571% 4/22/28 μ	2,140,000	2,183,006
6.254% 10/23/34 μ	3,565,000	3,830,088

KeyCorp 5.121% 4/4/31 μ	3,090,000	3,104,789
Morgan Stanley
5.831% 4/19/35 μ	5,105,000	5,292,697
6.407% 11/1/29 μ	2,511,000	2,650,736
6.627% 11/1/34 μ	2,720,000	2,967,788

NatWest Markets 144A 5.551% 3/21/30 #, •	4,730,000	4,762,891
PNC Financial Services Group 5.575% 1/29/36 μ	2,440,000	2,484,526
Popular 7.25% 3/13/28	3,275,000	3,398,212
State Street 6.123% 11/21/34 μ	2,585,000	2,721,415
Truist Financial 4.95% 9/1/25 μ, ψ	1,695,000	1,686,852
UBS Group
144A 5.379% 9/6/45 #, μ	498,000	476,004
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
UBS Group
144A 7.125% 8/10/34 #, μ, ψ	2,140,000	$ 2,110,290
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,748,563
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,911,197
5.046% 2/12/31 μ	1,825,000	1,840,408
5.424% 2/12/36 μ	975,000	981,341
6.787% 10/26/27 μ	2,960,000	3,059,174

Wells Fargo & Co. 5.244% 1/24/31 μ	1,385,000	1,408,516
		104,911,120
Basic Industry — 3.69%
Dow Chemical 5.95% 3/15/55	2,760,000	2,673,219
Freeport-McMoRan 5.45% 3/15/43	4,055,000	3,805,676
Nucor 5.10% 6/1/35	1,225,000	1,208,414
Rio Tinto Finance USA
5.00% 3/14/32	1,165,000	1,170,660
5.25% 3/14/35	3,730,000	3,760,067
5.75% 3/14/55	1,938,000	1,942,585
Steel Dynamics
5.25% 5/15/35	1,850,000	1,833,131
5.75% 5/15/55	1,435,000	1,391,488
		17,785,240
Brokerage — 2.85%
Apollo Global Management 6.00% 12/15/54 μ	1,480,000	1,433,239
BGC Group 144A 6.15% 4/2/30 #	1,525,000	1,519,151
Blackstone Reg Finance 5.00% 12/6/34	2,545,000	2,510,082
Brookfield Finance 5.813% 3/3/55	2,425,000	2,367,917
Jefferies Financial Group
5.875% 7/21/28	445,000	457,042
6.20% 4/14/34	4,565,000	4,655,803
6.50% 1/20/43	810,000	825,884
		13,769,118
Capital Goods — 7.25%
Amcor Flexibles North America 144A 5.10% 3/17/30 #	1,715,000	1,729,621
Amphenol 2.20% 9/15/31	1,695,000	1,455,095
Ashtead Capital 144A 1.50% 8/12/26 #	3,565,000	3,410,914
BAE Systems 144A 5.125% 3/26/29 #	2,855,000	2,899,998
Boeing
2.196% 2/4/26	5,620,000	5,499,685
6.858% 5/1/54	1,760,000	1,913,303

Deere & Co. 5.70% 1/19/55	2,620,000	2,731,035
NQ- IV092 [0325] 0525 (4478570)    1

Schedule of investments
Macquarie VIP Corporate Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Ferguson Enterprises 5.00% 10/3/34	2,365,000	$ 2,303,393
John Deere Capital 4.90% 6/11/27	2,425,000	2,458,977
Northrop Grumman
4.03% 10/15/47	760,000	607,419
4.75% 6/1/43	525,000	474,600
5.20% 6/1/54	1,615,000	1,513,720
Republic Services
4.75% 7/15/30	5,175,000	5,202,407
5.15% 3/15/35	1,070,000	1,076,990

Waste Management 5.35% 10/15/54	1,735,000	1,694,651
		34,971,808
Communications — 6.67%
American Tower
5.00% 1/31/30	1,550,000	1,563,331
5.20% 2/15/29	895,000	909,497
AT&T
3.50% 9/15/53	5,230,000	3,569,040
6.30% 1/15/38	2,845,000	3,096,031
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	951,326
144A 6.375% 9/1/29 #	470,000	468,965

Charter Communications Operating 3.85% 4/1/61	3,225,000	1,960,186
Meta Platforms
4.55% 8/15/31	2,065,000	2,070,734
4.75% 8/15/34	2,195,000	2,180,235
5.40% 8/15/54	1,395,000	1,367,821

Rogers Communications 5.30% 2/15/34	4,290,000	4,212,639
Sprint Capital 6.875% 11/15/28	2,740,000	2,926,078
T-Mobile USA
5.125% 5/15/32	680,000	684,546
5.50% 1/15/55	2,550,000	2,427,285
5.875% 11/15/55	2,190,000	2,206,270

Verizon Communications 2.875% 11/20/50	1,540,000	959,815
VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	613,409
		32,167,208
Consumer Cyclical — 3.37%
Ford Motor Credit
6.798% 11/7/28	2,060,000	2,119,580
6.80% 5/12/28	2,230,000	2,291,140
General Motors Financial
5.45% 9/6/34	1,600,000	1,543,675
5.90% 1/7/35	2,565,000	2,541,868
5.95% 4/4/34	1,710,000	1,702,570
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
VICI Properties
144A 4.625% 12/1/29 #	805,000	$ 781,703
4.75% 4/1/28	830,000	832,231
4.95% 2/15/30	3,590,000	3,562,297
5.625% 4/1/35	870,000	865,739
		16,240,803
Consumer Non-Cyclical — 11.41%
AbbVie
5.35% 3/15/44	6,045,000	5,981,983
5.60% 3/15/55	1,230,000	1,245,718
Bunge Limited Finance
2.75% 5/14/31	1,285,000	1,139,258
4.20% 9/17/29	3,025,000	2,974,324

Coca-Cola Consolidated 5.25% 6/1/29	4,910,000	5,019,341
Eli Lilly & Co.
4.75% 2/12/30	1,705,000	1,731,585
5.10% 2/12/35	1,820,000	1,856,618
5.50% 2/12/55	1,275,000	1,291,884

Gilead Sciences 4.80% 4/1/44	4,345,000	3,968,220
HCA
5.45% 9/15/34	3,780,000	3,748,794
6.00% 4/1/54	2,105,000	2,038,174
6.20% 3/1/55	790,000	784,886
Mars
144A 4.80% 3/1/30 #	2,405,000	2,419,345
144A 5.20% 3/1/35 #	2,115,000	2,126,390
144A 5.65% 5/1/45 #	1,430,000	1,433,964
144A 5.70% 5/1/55 #	1,690,000	1,689,780

PepsiCo 5.00% 2/7/35	4,130,000	4,168,950
Royalty Pharma 1.20% 9/2/25	1,575,000	1,550,741
Stryker
4.85% 2/10/30	1,110,000	1,121,404
5.20% 2/10/35	3,710,000	3,747,238
Sysco
5.10% 9/23/30	3,865,000	3,924,582
5.40% 3/23/35	1,080,000	1,088,162
		55,051,341
Electric — 10.40%
AEP Texas 5.45% 5/15/29	2,500,000	2,559,706
Alabama Power 5.10% 4/2/35	2,140,000	2,140,974
Ameren Illinois 5.625% 3/1/55	970,000	966,617
Appalachian Power 4.50% 8/1/32	2,495,000	2,391,339
Baltimore Gas and Electric
4.25% 9/15/48	1,500,000	1,224,125
5.65% 6/1/54	1,670,000	1,640,709

2    NQ- IV092 [0325] 0525 (4478570)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

CenterPoint Energy Houston Electric 5.20% 10/1/28	2,420,000	$ 2,478,279
Constellation Energy Generation 5.75% 3/15/54	2,755,000	2,653,649
Dominion Energy
Series A 6.875% 2/1/55 μ	4,095,000	4,241,051
Series B 7.00% 6/1/54 μ	1,375,000	1,448,638

Entergy Mississippi 5.80% 4/15/55	3,155,000	3,143,719
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,330,000	4,196,761
Oglethorpe Power
3.75% 8/1/50	5,485,000	3,886,868
4.50% 4/1/47	1,450,000	1,188,885
5.25% 9/1/50	590,000	533,632
6.20% 12/1/53	410,000	420,030

Oklahoma Gas and Electric 5.80% 4/1/55	645,000	643,564
Pacific Gas & Electric
3.50% 8/1/50	4,160,000	2,768,251
5.55% 5/15/29	1,175,000	1,191,536

Pacific Gas and Electric 4.20% 6/1/41	1,000,000	797,550
Public Service of Colorado 5.35% 5/15/34	995,000	1,000,689
Virginia Electric and Power 5.15% 3/15/35	1,975,000	1,961,234
Vistra Operations 144A 6.95% 10/15/33 #	6,255,000	6,723,743
		50,201,549
Energy — 5.05%
ConocoPhillips
5.50% 1/15/55	1,835,000	1,774,779
5.55% 3/15/54	3,280,000	3,179,116

Enbridge 7.20% 6/27/54 μ	2,145,000	2,169,835
Energy Transfer
6.10% 12/1/28	2,210,000	2,308,002
6.20% 4/1/55	1,695,000	1,681,755
6.25% 4/15/49	1,405,000	1,395,071
6.50% 11/15/26 μ, ψ	3,935,000	3,940,198
Enterprise Products Operating
4.95% 2/15/35	3,065,000	3,023,708
5.55% 2/16/55	1,846,000	1,794,286

ONEOK 5.70% 11/1/54	2,510,000	2,350,946
Transcanada Trust 5.625% 5/20/75 μ	749,000	750,183
		24,367,879
Finance Companies — 5.17%
AerCap Ireland Capital DAC 3.85% 10/29/41	2,065,000	1,635,156
Air Lease 4.125% 12/15/26 μ, ψ	2,453,000	2,334,582
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Apollo Debt Solutions
6.70% 7/29/31	1,648,000	$ 1,701,282
6.90% 4/13/29	1,270,000	1,318,199

Ares Capital 5.95% 7/15/29	1,695,000	1,723,339
Ares Strategic Income Fund 144A 5.70% 3/15/28 #	2,140,000	2,140,578
Aviation Capital Group
144A 1.95% 1/30/26 #	3,553,000	3,470,427
144A 1.95% 9/20/26 #	255,000	244,981

Avolon Holdings Funding 144A 5.375% 5/30/30 #	1,530,000	1,532,533
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	1,160,000	1,150,750
Blackstone Secured Lending Fund 5.30% 6/30/30	1,545,000	1,518,357
Blue Owl Credit Income
144A 5.80% 3/15/30 #	1,468,000	1,440,187
144A 6.60% 9/15/29 #	725,000	737,050

Blue Owl Technology Finance 144A 6.10% 3/15/28 #	1,265,000	1,262,073
HPS Corporate Lending Fund
144A 5.45% 1/14/28 #	1,885,000	1,879,381
144A 5.95% 4/14/32 #	852,000	840,803
		24,929,678
Insurance — 7.66%
200 Park Funding Trust 144A 5.74% 2/15/55 #	1,475,000	1,464,845
Arthur J Gallagher & Co.
4.85% 12/15/29	730,000	735,385
5.00% 2/15/32	730,000	730,424
5.55% 2/15/55	3,290,000	3,159,402

Athene Global Funding 144A 1.985% 8/19/28 #	1,635,000	1,490,500
Athene Holding 6.625% 10/15/54 μ	1,695,000	1,682,696
Beacon Funding Trust 144A 6.266% 8/15/54 #	2,215,000	2,210,149
Equitable Financial Life Global Funding 144A 5.00% 3/27/30 #	3,055,000	3,069,241
High Street Funding Trust III 144A 5.807% 2/15/55 #	3,010,000	2,971,110
Marsh & McLennan 5.35% 11/15/44	4,765,000	4,659,797
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	4,730,000	4,771,684
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	3,710,000	3,764,575
Pine Street Trust III 144A 6.223% 5/15/54 #	2,275,000	2,332,326
Prudential Financial 5.20% 3/14/35	2,530,000	2,534,409

NQ- IV092 [0325] 0525 (4478570)    3

Schedule of investments
Macquarie VIP Corporate Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)

Reinsurance Group of America 6.65% 9/15/55 μ	1,390,000	$ 1,372,139
		36,948,682
Natural Gas — 0.96%
NiSource 5.85% 4/1/55	1,190,000	1,183,970
Sempra
4.875% 10/15/25 μ, ψ	400,000	397,174
6.40% 10/1/54 μ	3,210,000	3,052,682
		4,633,826
Real Estate Investment Trusts — 1.08%
Americold Realty Operating Partnership 5.60% 5/15/32	610,000	612,672
Brixmor Operating Partnership 5.20% 4/1/32	1,545,000	1,543,368
Extra Space Storage 5.40% 6/15/35	3,080,000	3,063,778
		5,219,818
Technology — 8.91%
Accenture Capital
4.05% 10/4/29	3,460,000	3,412,091
4.25% 10/4/31	3,455,000	3,393,236
Broadcom
144A 3.187% 11/15/36 #	515,000	422,935
144A 4.926% 5/15/37 #	570,000	548,291
5.05% 7/12/29	4,975,000	5,045,358

CDW 3.276% 12/1/28	4,550,000	4,295,571
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,165,516
Foundry JV Holdco 144A 6.10% 1/25/36 #	1,900,000	1,947,470
Leidos 5.50% 3/15/35	1,970,000	1,964,935
Marvell Technology 1.65% 4/15/26	2,255,000	2,188,620
Oracle
5.25% 2/3/32	925,000	937,355
6.00% 8/3/55	1,045,000	1,044,395
6.125% 7/8/39	4,070,000	4,246,762
Roper Technologies
4.75% 2/15/32	1,345,000	1,330,782
4.90% 10/15/34	1,550,000	1,515,638

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	975,002
Synopsys
5.15% 4/1/35	1,500,000	1,508,472
5.70% 4/1/55	1,130,000	1,122,791

Verisk Analytics 5.25% 3/15/35	4,920,000	4,917,427
		42,982,647
Transportation — 1.45%
CSX 4.75% 5/30/42	2,284,000	2,098,108
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Union Pacific
5.10% 2/20/35	3,045,000	$ 3,072,445
5.60% 12/1/54	1,820,000	1,829,568
		7,000,121
Total Corporate Bonds (cost $471,226,262)		471,180,838

Non-Agency Asset-Backed Securities — 1.26%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	6,088,010
Total Non-Agency Asset-Backed Securities (cost $5,897,940)		6,088,010
	Number of shares
Common Stock — 0.00%
Financials — 0.00%
MNSN Holdings =, †	1,168	4,964
Total Common Stock (cost $8,760)		4,964

Preferred Stock — 0.14%
Financials — 0.14%
SVB Financial Trust 11/07/32 †	1,331	652,190
Total Preferred Stock (cost $674,476)		652,190

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	872,487	872,487
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	872,486	872,486
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	872,486	872,486

4    NQ- IV092 [0325] 0525 (4478570)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	872,486	$ 872,486
Total Short-Term Investments (cost $3,489,945)		3,489,945

Total Value of Securities—99.78% (cost $481,297,394)		481,415,947
Receivables and Other Assets Net of Liabilities—0.22%★		1,038,003
Net Assets Applicable to 101,854,576 Shares Outstanding—100.00%		$482,453,950
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $89,983,235, which represents 18.65% of the Series’ net assets.
†	Non-income producing security.
★	Includes $353,609 cash collateral held at broker for futures contracts as of March 31, 2025.
NQ- IV092 [0325] 0525 (4478570)    5

Schedule of investments
Macquarie VIP Corporate Bond Series   (Unaudited)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(123)	US Treasury 5 yr Notes	$(13,303,219)	$(13,241,545)	6/30/25	$—	$(61,674)	$3,844
135	US Treasury 10 yr Notes	15,014,531	14,958,106	6/18/25	56,425	—	2,109
(268)	US Treasury 10 yr Ultra Notes	(30,585,500)	(30,526,310)	6/18/25	—	(59,190)	(25,125)
(13)	US Treasury Long Bonds	(1,524,656)	(1,516,091)	6/18/25	—	(8,565)	(2,438)
125	US Treasury Ultra Bonds	15,281,250	15,358,788	6/18/25	—	(77,538)	54,687
Total Futures Contracts			$(14,967,052)		$56,425	$(206,967)	$33,077
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
Summary of abbreviations: (continued)
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
yr – Year

6    NQ- IV092 [0325] 0525 (4478570)